BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,868	€ 2,056	€ 2,129
U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,012	1,188
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	849	861
Other currencies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 7	€ 7